Income taxes - Deferred tax asset, net of valuation allowance and Uncertain tax positions (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income taxes
Net deferred tax liability, net of valuation allowance	$ 59.2
Net deferred tax assets			$ 39.4
Other net deferred tax liabilities	0.1
Uncertain tax positions
Total reserve for unrecognized tax benefits	64.1	$ 29.3	$ 28.5	$ 26.4	$ 21.8
Reversal of reserves for unrecognized tax benefits on permanent differences and interest and penalties	63.9	27.4
Reversal of reserves for unrecognized tax benefits on temporary differences	0.2	1.8
U.S. subsidiaries
Income taxes
Net deferred tax assets	26.2	17.9
Luxembourg subsidiaries
Income taxes
Net deferred tax assets	159.0	189.8
United Kingdom subsidiaries
Income taxes
Net deferred tax assets	11.5	11.3
Sweden subsidiaries
Income taxes
Net deferred tax liability, net of valuation allowance	255.8	$ 257.2
Swedish Tax Authority | Sweden subsidiaries
Uncertain tax positions
Reserve attributable to uncertain tax positions	$ 62.4